Share-Based Compensation - Narrative (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Share Based Compensation [Line Item]
Share-based compensation expense	$ 3,650,000
Granting of share options percentage	10.00%
Issued and outstanding common shares at the time of grant, subject to a maximum	39,670,000
Aggregate options granted	30,259,260	28,725,593
Number of share units that are issuable	15,000,000
Share options
Share Based Compensation [Line Item]
Weighted average share price at the date of exercise	$ 2.63	$ 2.05
RSUs
Share Based Compensation [Line Item]
Weighted average share price at the date of exercise	2.42	1.94
PSUs
Share Based Compensation [Line Item]
Weighted average share price at the date of exercise	$ 2.63	$ 2.07